Commitments, Contingencies and Off-Balance Sheet Arrangements - Contractual Obligations (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Note Purchase Agreements [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2014	$ 100.0	$ 100.0
Contractual Obligations, Payments Due by Period, 2016	50.0	50.0
Contractual Obligations, Payments Due by Period, 2017	300.0	300.0
Contractual Obligations, Payments Due by Period, Thereafter	275.0	275.0
Total	725.0	725.0
Credit Agreement [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2013	50.0	129.0
Total	50.0	129.0
Interest Expense on Debt [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2013	25.9	43.1
Contractual Obligations, Payments Due by Period, 2014	43.0	43.0
Contractual Obligations, Payments Due by Period, 2015	36.7	36.7
Contractual Obligations, Payments Due by Period, 2016	36.7	36.7
Contractual Obligations, Payments Due by Period, 2017	33.8	33.8
Contractual Obligations, Payments Due by Period, Thereafter	43.3	43.3
Total	219.4	236.6
Total Debt Obligations [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2013	75.9	172.1
Contractual Obligations, Payments Due by Period, 2014	143.0	143.0
Contractual Obligations, Payments Due by Period, 2015	36.7	36.7
Contractual Obligations, Payments Due by Period, 2016	86.7	86.7
Contractual Obligations, Payments Due by Period, 2017	333.8	333.8
Contractual Obligations, Payments Due by Period, Thereafter	318.3	318.3
Total	994.4	1,090.6
Operating Lease Obligations [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2013	52.3	69.1
Contractual Obligations, Payments Due by Period, 2014	57.8	51.5
Contractual Obligations, Payments Due by Period, 2015	50.0	43.3
Contractual Obligations, Payments Due by Period, 2016	40.1	32.4
Contractual Obligations, Payments Due by Period, 2017	33.5	23.4
Contractual Obligations, Payments Due by Period, Thereafter	88.7	31.4
Total	322.4	251.1
Less Sublease Arrangements [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2013	(2.0)	(2.0)
Contractual Obligations, Payments Due by Period, 2014	(1.6)	(1.6)
Contractual Obligations, Payments Due by Period, 2015	(0.6)	(0.6)
Total	(4.2)	(4.2)
Outstanding Purchase Obligations [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2013	12.3	17.6
Contractual Obligations, Payments Due by Period, 2014	10.7	12.0
Contractual Obligations, Payments Due by Period, 2015	6.9	7.0
Contractual Obligations, Payments Due by Period, 2016	1.3	1.3
Contractual Obligations, Payments Due by Period, 2017	0.3	0.3
Total	31.5	38.2
Total Contractual Obligations [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2013	138.5	256.8
Contractual Obligations, Payments Due by Period, 2014	209.9	204.9
Contractual Obligations, Payments Due by Period, 2015	93.0	86.4
Contractual Obligations, Payments Due by Period, 2016	128.1	120.4
Contractual Obligations, Payments Due by Period, 2017	367.6	357.5
Contractual Obligations, Payments Due by Period, Thereafter	407.0	349.7
Total	$ 1,344.1	$ 1,375.7